Indebtedness (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Future Principal Payments

The future principal payments under the Loan Agreement are as follows as of September 30, 2020 (in thousands):

YEAR ENDED DECEMBER 31,	PRINCIPAL
2020	$—
2021	—
2022	6,106
2023	9,888
2024	9,006

$25,000

The future principal payments under the Loan Agreement are as follows as of December 31, 2019 (in thousands):

YEAR ENDED DECEMBER 31,	PRINCIPAL
2020	$—
2021	—
2022	2,442
2023	3,955
2024	3,603

$10,000